Employee Benefits - Schedule of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Net costs	$ 143,684	$ 156,732
Defined Benefit Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	1,492	1,152
Interest cost on net benefit obligation	16,472	16,376
Interest income on plan assets	(12,191)	(12,827)
Net costs	5,773	4,701
Other Benefits [member]
Disclosure of defined benefit plans [line items]
Current service cost	2,062	1,359
Interest cost on net benefit obligation	3,625	3,780
Net costs	$ 5,687	$ 5,139